Earnings per Common Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Summary of the Computation of Earnings per Common Share
The following schedule summarizes the information used to compute earnings per common share:

	Years ended December 31,
(in thousands, except per share data)	2019	2018	2017
Net (loss) income	$(41,455)	$190,380	$40,394

Weighted average number of common shares used to compute basic net income per common share	226,777	226,640	228,074
Dilutive effect of stock options and restrictive stock units	—	4,613	4,760
Dilutive effect of outstanding warrants	—	2,203	175
Weighted average number of common shares used to compute diluted net income per common share	226,777	233,456	233,009
Outstanding options and awards having no dilutive effect, not included in above calculation	107	272	52
Outstanding warrants having no dilutive effect, not included in above calculation	32,938	35,939	30,434

Basic (loss) earnings per common share	$(0.18)	$0.84	$0.18
Diluted (loss) earnings per common share	$(0.18)	$0.82	$0.17